UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                      OLD MUTUAL ABSOLUTE RETURN FUND, LLC

                INVESTMENT COMPANY ACT FILE NUMBER:   811-21896

                                   REGISTRANT
                      OLD MUTUAL ABSOLUTE RETURN FUND, LLC
                          C/O LARCH LANE ADVISORS LLC
                         800 WESTCHESTER AVENUE, S-618
                              RYE BROOK, NY 10573
                                 (888)-266-2200

                               AGENT FOR SERVICE
                               MATTHEW APPELSTEIN
                          C/O LARCH LANE ADVISORS LLC
                         800 WESTCHESTER AVENUE, S-618
                              RYE BROOK, NY 10573
                                 (888)-266-2200

                       DATE OF FISCAL YEAR END: MARCH 31

            DATE OF REPORTING PERIOD: JULY 1, 2009 TO JUNE 30, 2010
                                    ________

The Registrant did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.
                                    ________

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Old Mutual Absolute Return Fund, LLC

/s/ Matthew Appelstein

President & Chief Executive Officer

Date:  August 27, 2010